UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

SunAmerica Income Funds SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 56.2%
Federal Farm Credit Bank — 2.8%
2.63% due 02/24/2025	$5,150,000	$5,159,280

Federal Home Loan Bank — 2.3%
1.69% due 02/26/2021	4,000,000	4,001,616
2.14% due 12/05/2022	372,093	372,101

		4,373,717

Federal Home Loan Mtg. Corp. — 3.9%
Federal Home Loan Mtg. Corp. 3.50% due 08/01/2030	4,301,041	4,560,517
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	2,503,667	2,671,258

		7,231,775

Federal National Mtg. Assoc. — 7.8%
1.25% due 09/28/2016	10,000,000	10,019,810
2.50% due 11/01/2027	4,408,768	4,575,067

		14,594,877

Government National Mtg. Assoc. — 39.4%
2.50% due 08/20/2030	2,601,139	2,660,919
3.50% due 11/15/2041	636,458	678,439
3.50% due 03/15/2042	461,532	491,975
3.50% due 06/15/2042	2,815,307	2,989,276
3.50% due 07/15/2042	927,748	988,399
3.50% due 02/20/2045	1,460,179	1,550,574
4.00% due 03/15/2039	261,976	281,530
4.00% due 04/15/2039	158,203	171,152
4.00% due 06/15/2039	672,002	722,033
4.00% due 12/15/2039	336,141	361,337
4.00% due 08/15/2040	311,279	334,518
4.00% due 09/15/2040	519,302	558,733
4.00% due 11/15/2040	473,702	509,066
4.00% due 12/15/2040	865,779	934,000
4.00% due 02/15/2041	457,383	493,071
4.00% due 03/15/2041	264,556	284,476
4.00% due 07/15/2041	523,504	563,492
4.00% due 08/15/2041	1,118,780	1,204,902
4.00% due 09/15/2041	2,102,629	2,265,254
4.00% due 10/15/2041	919,286	990,580
4.00% due 11/15/2041	2,872,142	3,090,502
4.00% due 12/15/2041	1,187,889	1,280,834
4.00% due 01/15/2042	2,371,960	2,567,293
4.00% due 02/15/2042	1,345,949	1,450,157
4.00% due 03/15/2042	315,010	338,982
4.00% due 06/15/2042	557,618	599,929
4.50% due 05/15/2018	94,445	96,111
4.50% due 08/15/2018	104,399	106,297
4.50% due 09/15/2018	340,011	346,824
4.50% due 10/15/2018	457,157	466,004
4.50% due 09/15/2033	446,594	492,729
4.50% due 03/15/2039	141,193	155,553
4.50% due 04/15/2039	116,859	128,744
4.50% due 05/15/2039	535,505	590,586
4.50% due 06/15/2039	1,936,663	2,136,813
4.50% due 07/15/2039	912,807	1,005,864
4.50% due 09/15/2039	272,104	299,994
4.50% due 10/15/2039	261,389	287,973
4.50% due 11/15/2039	275,497	304,149
4.50% due 12/15/2039	761,064	839,721
4.50% due 01/15/2040	345,945	381,309
4.50% due 02/15/2040	1,562,464	1,723,770
4.50% due 03/15/2040	800,472	882,185
4.50% due 04/15/2040	871,702	961,429
4.50% due 05/15/2040	356,063	393,852
4.50% due 06/15/2040	417,327	459,771
4.50% due 07/15/2040	736,462	812,851
4.50% due 08/15/2040	183,204	202,175
4.50% due 09/15/2040	179,989	199,527
4.50% due 11/15/2040	250,286	276,329
4.50% due 01/15/2041	268,446	295,747
4.50% due 02/15/2041	266,774	293,906
4.50% due 03/15/2041	1,862,614	2,055,483
4.50% due 04/15/2041	1,073,205	1,183,834
4.50% due 05/15/2041	354,572	391,043
4.50% due 06/15/2041	685,477	759,854
4.50% due 07/15/2041	165,579	182,419
4.50% due 08/15/2041	639,139	705,347
4.50% due 04/20/2044	1,056,258	1,134,920
5.00% due 04/15/2018	391,342	400,072
5.00% due 05/15/2018	49,863	50,223
5.00% due 08/15/2033	525,113	593,289
5.00% due 10/15/2033	844,543	946,818
5.00% due 05/15/2035	190,625	213,050
5.00% due 08/15/2035	468,355	529,674
5.00% due 03/15/2036	178,768	198,984
5.00% due 05/15/2036	115,802	130,975
5.00% due 09/15/2036	268,479	302,062
5.00% due 10/15/2036	96,668	107,599
5.00% due 01/15/2037	296,551	330,086
5.00% due 02/15/2037	478,957	533,223
5.00% due 03/15/2037	101,770	114,051
5.00% due 04/15/2037	686,949	770,058
5.00% due 04/15/2038	581,773	653,468
5.00% due 05/15/2038	309,656	346,857
5.00% due 08/15/2038	801,407	901,434
5.00% due 01/15/2039	273,770	307,506
5.00% due 02/15/2039	149,268	167,203
5.00% due 03/15/2039	180,171	200,545
5.00% due 04/15/2039	221,451	249,093
5.00% due 07/20/2039	1,460,304	1,632,336
5.00% due 08/15/2039	414,786	465,493
5.00% due 10/15/2039	1,042,275	1,171,542
5.00% due 11/15/2039	811,154	910,318
5.00% due 12/15/2039	704,745	791,489
5.00% due 04/15/2040	693,074	773,680
5.00% due 05/15/2040	1,420,608	1,588,128
5.00% due 07/20/2045	679,264	737,150
5.50% due 06/15/2033	952,355	1,094,655
5.50% due 07/15/2033	139,737	159,638
5.50% due 10/15/2033	219,517	252,615
5.50% due 01/15/2034	643,081	727,247
5.50% due 02/15/2034	327,080	376,321
5.50% due 04/20/2035	604,043	680,257
5.50% due 09/15/2035	527,316	613,739
5.50% due 10/15/2035	425,079	485,644
5.50% due 02/15/2038	201,498	227,407
5.50% due 04/15/2038	113,088	127,074
5.50% due 05/15/2038	137,742	155,152

5.50% due 09/15/2039	98,030	110,468
5.50% due 03/15/2040	186,836	212,137
5.50% due 08/15/2040	134,485	151,098
6.00% due 04/15/2028	204,910	239,749
6.00% due 08/15/2033	326,188	382,041
6.00% due 12/15/2033	153,031	179,402
6.00% due 07/15/2034	117,210	133,968
6.00% due 12/15/2034	112,046	130,489
6.00% due 09/20/2038	1,497,326	1,710,505
6.50% due 10/15/2031	105,456	120,309
Government National Mtg. Assoc. REMIC Series 2010-104, Class NG 3.00% due 07/20/2038(1)	701,866	714,395

		74,015,252

Small Business Administration — 0.0%
6.30% due 06/01/2018	84,901	88,392

Total U.S. Government Agencies (cost $102,125,224)		105,463,293

U.S. GOVERNMENT TREASURIES — 29.8%
United States Treasury Bonds — 9.7%
2.50% due 02/15/2045	1,000,000	1,041,133
4.25% due 11/15/2040	8,000,000	11,201,872
4.75% due 02/15/2041	4,000,000	6,001,720

		18,244,725

United States Treasury Notes — 20.1%
0.88% due 11/15/2017	2,000,000	2,008,282
1.25% due 03/31/2021	5,000,000	5,058,205
1.50% due 07/31/2016	16,000,000	16,017,264
2.00% due 02/15/2022	5,000,000	5,237,110
2.00% due 02/15/2025	5,000,000	5,231,250
2.00% due 08/15/2025	3,000,000	3,136,290
3.13% due 05/15/2019	1,000,000	1,068,828

		37,757,229

Total U.S. Government Treasuries (cost $49,711,803)		56,001,954

Total Long-Term Investment Securities (cost $151,837,027)		161,465,247

SHORT-TERM INVESTMENT SECURITIES — 8.0%
U.S. Government Treasuries — 8.0%
United States Treasury Bills 0.22% due 07/14/16 (cost $14,998,836)	15,000,000	14,999,325

REPURCHASE AGREEMENTS — 6.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $11,317,000)	11,317,000	11,317,000

TOTAL INVESTMENTS (cost $178,152,863)(3)	100.0%	187,781,572
Liabilities in excess of other assets	0.0	(55,287)

NET ASSETS	100.0%	$187,726,285

(1)	Collateralized Mortgage Obligation

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$105,463,293	$—	$105,463,293
U.S. Government Treasuries	—	56,001,954	—	56,001,954
Short-Term Investment Securities		14,999,325		14,999,325
Repurchase Agreements	—	11,317,000	—	11,317,000

Total Investments at Value	$—	$187,781,572	$—	$187,781,572

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Income Funds SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Principal Amount/ Shares**	Value (Note 1)
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.81% due 12/15/2021	$260,000	$260,000
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034	86,769	81,430
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	78,000	78,469
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.81% due 04/15/2021	326,000	325,555
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	200,000	201,035
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2055(1)	65,325	68,961
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	329,000	356,641
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	132,000	142,882
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	685,000	720,948
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	4,888	4,879
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	39,000	40,474
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	100,000	99,990
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	120,652
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.61% due 11/25/2036	93,308	82,648
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	76,000	76,879
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	50,000	51,357
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	73,125	75,899

GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	102,000	106,083
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	104,000	104,876
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	990,000	1,031,004
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	135,086	135,684
Palisades Center Trust Series 2016-PLSD, Class A 2.71% due 04/13/2033*(1)	843,000	856,059
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	26,000	26,261
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	101,859
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	81,000	81,988
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	81,000	82,701

Total Asset Backed Securities (cost $5,231,623)		5,315,214

U.S. CORPORATE BONDS & NOTES — 43.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	206,000	220,743
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	229,000	241,190

		461,933

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	332,000	349,259
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	162,000	176,740
Boeing Co. Senior Notes 0.95% due 05/15/2018	408,000	408,302
Boeing Co. Senior Notes 2.20% due 10/30/2022	226,000	232,021

		1,166,322

Aerospace/Defense-Equipment — 0.5%
Harris Corp. Senior Notes 4.85% due 04/27/2035	287,000	315,062

Harris Corp. Senior Notes 5.05% due 04/27/2045		272,000	308,512
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		578,000	585,225
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		42,000	43,403
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022		553,000	508,760
United Technologies Corp. Senior Notes 1.88% due 02/22/2026	EUR	115,000	137,203

			1,898,165

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)		29,568	29,674
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(3)		232,838	237,262
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024		713,210	714,993
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023		474,952	491,576

			1,473,505

Apparel Manufacturers — 0.0%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026		122,000	123,182

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046		160,000	167,586

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018		244,000	246,216

Auto-Cars/Light Trucks — 0.9%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		515,000	515,742
American Honda Finance Corp. Senior Notes 2.63% due 10/14/2022	GBP	160,000	224,902
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*		246,000	247,762

Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	228,000	227,913
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	427,000	439,401
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	360,000	360,356
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	329,000	331,800
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	328,000	332,582
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	586,000	594,185
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	191,000	194,710

		3,469,353

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,325,000	1,378,000
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	80,000	81,186

		1,459,186

Banks-Commercial — 0.9%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	568,000	589,769
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	343,000	348,350
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	204,000	208,012
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	713,000	719,529
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	445,000	447,029
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	265,000	272,764
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	610,000	779,775

		3,365,228

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	775,000	807,311

Banks-Super Regional — 0.3%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021		59,000	61,087
Wells Fargo & Co Senior Notes 1.50% due 09/12/2022	EUR	400,000	465,973
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		444,000	479,401
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046		41,000	41,772
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		54,000	59,092

			1,107,325

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		876,000	865,050

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		182,000	185,090
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021		341,000	353,622
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		150,000	158,051
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036		532,000	597,823
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046		113,000	132,418
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026		93,000	92,908
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046		147,000	147,629

			1,667,541

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022		695,000	668,937

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		384,000	337,920

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025		390,000	403,689

Cable/Satellite TV — 1.2%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*		300,000	297,750
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*		542,000	547,420
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		988,000	1,012,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		585,000	602,550
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*		290,000	300,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		655,000	623,887
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*		343,000	358,587
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*		156,000	184,733
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP	185,000	328,601
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		96,000	87,360
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*		400,000	412,000

			4,756,463

Casino Hotels — 0.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020		618,000	619,545
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021		576,000	565,920
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		730,000	703,537
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		372,000	380,370
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023		530,000	559,150
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	576,438

			3,404,960

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		2,797,000	2,384,442
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025		244,000	193,065

			2,577,507

Chemicals-Diversified — 0.2%
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	180,000	207,054
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		447,000	447,000

			654,054

Chemicals-Plastics — 0.1%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		573,000	572,141

Chemicals-Specialty — 0.2%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		206,000	276,169
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*		537,000	386,640
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		320,000	276,800

			939,609

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		1,116,000	937,440

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		573,000	584,112

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		145,000	150,651

Computer Services — 0.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		540,000	496,800
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		680,000	568,582
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*		274,000	286,281

Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*		379,000	383,302
Hewlett Packard Enterprise Co. Senior Bonds 6.35% due 10/15/2045*		106,000	105,538
International Business Machines Corp. Senior Notes 1.75% due 03/07/2028	EUR	170,000	199,796
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020		650,000	650,000

			2,690,299

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*		520,000	513,500

Computers — 0.8%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		296,000	312,620
Apple, Inc. Senior Notes 2.85% due 02/23/2023		280,000	294,228
Apple, Inc. Senior Notes 3.05% due 07/31/2029	GBP	160,000	226,398
Apple, Inc. Senior Notes 4.50% due 02/23/2036		115,000	129,432
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		726,000	756,846
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*		617,000	644,408
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		312,000	336,351
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		208,000	223,623

			2,923,906

Computers-Integrated Systems — 0.2%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*		778,000	772,165

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*		422,000	451,540

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		114,000	116,610

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		642,000	706,200
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		865,000	858,512

			1,564,712

Containers-Paper/Plastic — 0.5%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*		314,000	322,705
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023		570,000	570,000
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		118,000	126,569
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		541,000	553,173
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*		518,000	524,475

			2,096,922

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045		82,000	93,526
Procter & Gamble Co. Senior Notes 1.13% due 11/02/2023	EUR	160,000	186,453

			279,979

Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc. Senior Notes 3.40% due 06/27/2026		265,000	267,862
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025		145,000	164,608

			432,470

Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 4.38% due 09/15/2045		117,000	136,491

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		525,000	530,828

Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 3.00% due 05/15/2026		181,000	185,516

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		127,000	131,161

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	450,000	541,523
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		176,000	178,805
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		295,000	300,412
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		836,000	867,006
Bank of America Corp. Senior Notes 7.00% due 07/31/2028	GBP	100,000	185,788
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		97,000	118,899
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		7,000	7,071
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		702,000	734,018
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		571,000	588,193
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	40,000	64,018
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		166,000	193,360
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	400,000	467,868
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	275,000	329,618
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		151,000	158,393
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		366,000	378,330
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		105,000	115,740
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		35,000	36,514
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		431,000	537,417

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		265,000	326,887
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	400,000	490,026
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023		295,000	298,000
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		366,000	377,138
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		427,000	452,414
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		25,000	27,449
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	399,663
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	400,000	479,194
Morgan Stanley Senior Notes 2.80% due 06/16/2020		177,000	181,355
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		642,000	665,665
Morgan Stanley Senior Notes 4.75% due 03/22/2017		305,000	312,564
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		665,000	728,036
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	300,000	384,819

			10,926,183

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		420,000	430,717

Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	300,000	368,165
General Electric Co. Senior Notes 2.70% due 10/09/2022		360,000	377,821
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		472,000	582,580
Textron, Inc. Senior Notes 4.00% due 03/15/2026		244,000	256,719

Textron, Inc. Senior Notes 4.63% due 09/21/2016	595,000	598,267
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	285,000	269,033

		2,452,585

E-Commerce/Services — 0.1%
Match Group, Inc. Senior Notes 6.38% due 06/01/2024*	364,000	378,560

Educational Software — 0.2%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	570,000	579,975

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	288,000	288,000

Electric-Distribution — 0.2%
Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	564,000	591,653
Oglethorpe Power Corp. 1st. Mtg. Bonds 4.25% due 04/01/2046	108,000	113,909

		705,562

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	189,000	191,820
NRG REMA LLC Pass-Through Certs. Series B. 9.24% due 07/02/2017	155,247	153,307

		345,127

Electric-Integrated — 1.8%
AES Corp. Senior Notes 5.50% due 03/15/2024	870,000	890,662
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	189,000	193,596
Carolina Power and Light Co. 1st. Mtg. Bonds 3.00% due 09/15/2021	254,000	271,120
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019(4)	103,000	104,858
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	628,000	696,966
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	79,000	86,583
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	299,000	314,982

Exelon Corp. Senior Notes 4.95% due 06/15/2035	161,000	181,692
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	256,000	263,338
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	380,000	471,663
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	80,000	84,997
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	34,000	39,044
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Series B 9.13% due 06/30/2017	194,808	186,529
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Series C 10.06% due 12/30/2028	1,051,264	993,444
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	173,000	199,666
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	523,000	524,142
Southern Co. Senior Notes 4.40% due 07/01/2046	190,000	204,235
Southern Power Co. Senior Notes 4.15% due 12/01/2025	260,000	281,152
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	750,000	660,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	212,000	226,661
Union Electric Co. Senior Sec. Notes 3.65% due 04/15/2045	82,000	84,851

		6,960,181

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	191,000	190,971

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 1.35% due 12/15/2017	413,000	415,447
Intel Corp. Senior Notes 4.10% due 05/19/2046	211,000	219,378
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	655,000	545,288

		1,180,113

Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	306,000	314,190
Fortive Corp. Company Guar. Notes 3.15% due 06/15/2026*	167,000	171,866
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	144,000	153,014

		639,070

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	128,000	132,950

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	650,000	618,670

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	339,000	340,245
Oracle Corp. Senior Notes 2.65% due 07/15/2026	256,000	256,642
Oracle Corp. Senior Notes 3.85% due 07/15/2036	266,000	266,691
Oracle Corp. Senior Notes 3.90% due 05/15/2035	78,000	79,592

		943,170

Finance-Auto Loans — 0.6%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,371,000	1,374,427
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,115,000	1,070,400

		2,444,827

Finance-Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	259,000	222,740
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	498,000	461,272

		684,012

Finance-Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,422,000	1,119,825
Navient Corp. Senior Notes 5.63% due 08/01/2033	611,000	429,227

OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	916,000	893,100
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	349,000	335,913
Synchrony Financial Senior Notes 4.25% due 08/15/2024	337,000	348,771

		3,126,836

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	347,000	353,156
Discover Financial Services Senior Notes 3.75% due 03/04/2025	367,000	369,728

		722,884

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	361,000	36
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	234,000	243,808

		243,872

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	900,000	868,500

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	160,000	160,017
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	707,000	707,520
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	320,000	326,590
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	138,000	142,346

		1,336,473

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,115,000	808,375

Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	837,000	810,844

Food-Misc./Diversified — 0.2%
General Mills, Inc. Senior Notes 2.10% due 11/16/2020	EUR	275,000	327,345
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*		191,000	201,987
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		335,000	367,395

			896,727

Food-Retail — 0.2%
Albertsons Cos LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*		416,000	429,520
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022		307,000	256,284

			685,804

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		631,000	597,872

Gambling (Non-Hotel) — 0.2%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		947,000	769,438
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(5)		478,062	5,641

			775,079

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		210,000	227,528

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021		543,000	555,554

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026		132,000	143,095
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036		96,000	111,006

			254,101

Home Furnishings — 0.1%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*		400,000	393,000

Hotels/Motels — 0.1%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023		440,000	441,100

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*		310,000	331,737

Independent Power Producers — 0.4%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		785,000	757,525
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		692,000	671,240

			1,428,765

Industrial Gases — 0.3%
Air Products & Chemicals, Inc. Senior Notes 0.38% due 06/01/2021	EUR	300,000	335,401
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		95,000	98,879
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	320,000	371,362
Praxair, Inc. Senior Notes 1.50% due 03/11/2020	EUR	150,000	175,192

			980,834

Insurance-Life/Health — 0.6%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025		638,000	657,140
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*		515,000	521,904
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		246,000	275,029
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		494,000	495,677
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*		178,000	181,548
Unum Group Senior Notes 5.75% due 08/15/2042		105,000	115,934

			2,247,232

Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		692,000	856,599
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		157,000	168,785

			1,025,384

Insurance-Mutual — 0.4%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	201,000	192,089
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	872,000	889,471
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	245,000	248,318
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	233,000	238,145

		1,568,023

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	564,000	565,410
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	375,000	382,500

		947,910

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	712,000	746,710

Investment Management/Advisor Services — 0.5%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,106,000	1,017,520
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	823,000	793,166

		1,810,686

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	629,000	630,239
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	638,000	644,024

		1,274,263

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	699,000	669,292

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	99,000	102,404
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	321,000	333,182
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	165,000	176,112

Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026		182,000	188,272
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		700,000	703,671

			1,503,641

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	325,000	372,628
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	100,000	119,500

			492,128

Medical-Drugs — 0.6%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		251,000	259,049
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*		675,000	626,062
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		405,000	449,522
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	180,000	220,245
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	550,000	675,124

			2,230,002

Medical-HMO — 0.8%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026		363,000	373,463
Aetna, Inc. Senior Notes 4.25% due 06/15/2036		239,000	246,929
Aetna, Inc. Senior Notes 4.38% due 06/15/2046		398,000	413,322
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*		492,000	516,600
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		777,000	596,347
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		329,000	330,769
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		240,000	244,517
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		176,000	188,289

		2,910,236

Medical-Hospitals — 1.2%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	444,000	460,928
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,128,000	1,094,160
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,031,000	990,404
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	1,010,000	1,035,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	654,000	669,892
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	565,000	455,531

		4,706,165

Metal-Aluminum — 0.3%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	681,000	699,727
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	318,000	326,745

		1,026,472

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	149,000	162,003
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	248,000	251,782
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	117,000	119,269

		533,054

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	312,000	314,826
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	377,000	387,202
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	267,000	275,175

		977,203

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.90% due 07/01/2026	80,000	81,134

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	598,000	688,964
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	600,000	577,500
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	484,000	326,700
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	625,000	625,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	173,000	174,446
Hess Corp. Senior Notes 7.88% due 10/01/2029	196,000	233,438
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	685,000	638,694
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	43,000	41,065
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	787,000	788,967
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	559,000	543,628
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	339,000	344,394
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	143,000	144,005
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	1,015,000	937,606
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	178,000	196,688
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020	646,815	139,065
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	839,000	648,127
SM Energy Co. Senior Notes 5.63% due 06/01/2025	506,000	435,160
SM Energy Co. Senior Notes 6.50% due 01/01/2023	116,000	107,880
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	750,000	748,590

		8,339,917

Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	380,000	382,087
Chevron Corp. Senior Notes 1.96% due 03/03/2020	209,000	211,674
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	133,000	133,503
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	386,000	389,012

		1,116,276

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	380,275

Oil Refining & Marketing — 0.3%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	646,000	461,890
Cheniere Corp.us Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	220,000	225,914
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	57,000	58,995
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	590,000	570,087

		1,316,886

Oil-Field Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	825,000	623,906
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	548,000	527,450

		1,151,356

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	219,000	212,704
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	284,402
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	576,000	616,072
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	787,000	843,068
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	322,000	364,701

PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	620,000	629,300

		2,950,247

Pharmacy Services — 0.2%
Express Scripts Holding, Co. Company Guar. Notes 3.00% due 07/15/2023	125,000	125,140
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	224,000	246,096
Express Scripts Holding, Co. Company Guar. Notes 4.80% due 07/15/2046	280,000	279,627

		650,863

Pipelines — 1.8%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	69,000	69,222
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	700,000	742,000
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	221,000	195,247
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	127,000	115,404
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	104,000	101,395
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	429,000	449,357
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	141,000	149,548
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	90,000	95,597
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	465,000	423,150
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	532,000	497,420
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	186,000	167,574
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	87,000	83,279
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	262,000	288,911
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	106,000	99,544

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	127,000	123,072
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	606,000	533,280
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	575,000	577,156
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	180,000	180,675
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	511,000	525,053
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	416,000	357,760
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,116,000	1,155,060
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	145,000	144,603

		7,074,307

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	214,000	222,495

Printing-Commercial — 0.1%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	642,000	566,565

Publishing-Newspapers — 0.3%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	557,000	548,645
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	524,000	510,900

		1,059,545

Publishing-Periodicals — 0.2%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	887,000	894,761

Radio — 0.1%
Sirius XM Radio, Inc. Senior Notes 5.38% due 07/15/2026*	565,000	560,763

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	183,000	183,952
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	781,000	781,000

DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	322,000	330,855
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	489,000	476,164
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	86,000	87,766
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	400,000	398,407
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	395,000	410,945
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	236,000	250,855

		2,919,944

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	775,000	755,625

Real Estate Operations & Development — 0.3%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	941,000	969,230

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	450,000	453,938

Retail-Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	720,000	532,800

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	73,000	76,539

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	132,000	135,574

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	403,000	415,807
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	366,000	376,303

		792,110

Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	276,000	282,051

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	220,327	221,388
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	178,720	199,146
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	284,227	329,518
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	380,000	390,085
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	80,000	85,322

		1,507,510

Retail-Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	625,000	634,375

Retail-Restaurants — 0.5%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	454,000	461,945
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	563,000	591,150
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	39,000	43,994
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	712,000	653,260

		1,750,349

Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	775,000	678,125
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(5)(6)(11)	100,000	0

		678,125

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	348,000	374,492

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	598,000	612,875
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,145,000	1,304,345
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	714,000	843,323

			2,760,543

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		515,000	460,365

Steel-Producers — 0.4%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023		650,000	659,750
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		444,000	454,545
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*		434,000	455,700

			1,569,995

Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		455,000	449,313

Telephone-Integrated — 1.8%
AT&T, Inc. Senior Notes 1.45% due 06/01/2022	EUR	325,000	375,193
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		527,000	539,687
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		352,000	341,076
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		431,000	440,910
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		274,000	280,815
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		151,000	167,362
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025		156,000	138,840
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		311,000	258,130
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		465,000	469,069
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022		450,000	476,156
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025		1,365,000	1,412,775
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		474,000	497,878

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		173,000	178,388
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		469,000	474,365
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	325,000	520,047
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		375,000	409,908
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		13,000	16,593

			6,997,192

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		119,000	125,608
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065		196,000	209,568

			335,176

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 1.63% due 01/11/2027	EUR	270,000	304,773
TTX Co. Senior Notes 4.20% due 07/01/2046*		250,000	261,547

			566,320

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		146,000	148,890

Wire & Cable Products — 0.3%
Belden, Inc.* Company Guar. Notes 5.25% due 07/15/2024		420,000	406,350
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		794,000	730,480

			1,136,830

Total U.S. Corporate Bonds & Notes (cost $168,591,695)			169,517,069

FOREIGN CORPORATE BONDS & NOTES — 16.6%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	150,000	221,699

Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		415,000	390,100

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	600,000	705,147
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	100,000	185,523

			890,670

Auto-Cars/Light Trucks — 0.6%
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	235,000	328,707
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	300,000	343,093
FCE Bank PLC Senior Notes 1.62% due 05/11/2023	EUR	300,000	340,377
Kia Motors Corp. Senior Notes 3.25% due 04/21/2026*		200,000	207,807
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	350,000	418,984
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		107,000	107,699
Volkswagen Financial Services NV Company Guar. Notes 2.38% due 11/13/2018	GBP	225,000	303,640
Volkswagen Leasing GmbH Company Guar. Notes 2.38% due 09/06/2022	EUR	300,000	361,075

			2,411,382

Auto/Truck Parts & Equipment-Original — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		250,000	258,750
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		290,000	277,675

			536,425

Banks-Commercial — 2.5%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		200,000	222,000
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		200,000	212,916
BPCE SA Senior Notes 2.13% due 03/17/2021	EUR	300,000	362,590
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	300,000	386,825
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 4.55% due 08/30/2029	GBP	110,000	177,547

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	100,000	177,018
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	260,172
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	275,000	322,000
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	300,000	352,664
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		691,000	701,214
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	224,358
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	200,000	311,591
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	250,000	289,230
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		254,000	232,536
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		855,000	857,941
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		215,000	217,996
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	280,386
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	300,000	377,594
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		269,000	272,576
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	209,263
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026		260,000	278,187
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025		200,000	199,807
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	206,784
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	400,000	471,355
Skandinaviska Enskilda Banken AB FRS Sub. Notes 2.50% due 05/28/2026	EUR	350,000	396,935

Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	150,000	176,289
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	600,000	689,177
Svenska Handelsbanken AB Senior Notes 3.00% due 11/20/2020	GBP	125,000	177,368
Westpac Banking Corp. Senior Notes 0.88% due 02/16/2021	EUR	600,000	683,894
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026		113,000	114,728

			9,842,941

Banks-Money Center — 0.3%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	265,000	333,823
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	100,000	134,067
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	150,000	218,847
Lloyds Bank PLC FRS Sub. Notes 11.88% due 12/16/2021	EUR	500,000	579,737

			1,266,474

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		592,000	603,387

Beverages-Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		405,000	429,162
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*		196,000	200,603

			629,765

Brewery — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		350,000	315,875
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	360,000	462,166

			778,041

Building Products-Cement — 0.1%
CRH Finance BV Company Guar. Notes 5.00% due 01/25/2019	EUR	300,000	374,471

Building-Residential/Commercial — 0.2%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		925,000	888,000

Cable/Satellite TV — 0.8%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,340,000	1,313,200
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*		550,000	555,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		1,354,000	1,338,767

			3,207,467

Cellular Telecom — 0.3%
America Movil Sab De Cv Senior Notes 2.13% due 03/10/2028	EUR	420,000	472,675
America Movil SAB de CV Senior Notes 5.00% due 10/27/2026	GBP	185,000	292,514
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		200,000	203,760
Turkcell Iletisim Hizmetleri AS Notes 5.75% due 10/15/2025*		200,000	204,160

			1,173,109

Chemicals-Diversified — 0.3%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		200,000	204,250
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		420,000	415,800
Solvay SA Senior Notes 4.63% due 06/27/2018	EUR	325,000	393,554

			1,013,604

Chemicals-Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		440,000	404,800

Consumer Products-Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		313,000	316,810

Containers-Metal/Glass — 0.1%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		500,000	521,250

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		140,000	147,350

Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		571,000	656,650
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		1,001,000	755,755

			1,559,755

Diversified Banking Institutions — 1.4%
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	400,000	513,586
BNP Paribas SA FRS Sub. Notes 2.88% due 03/20/2026	EUR	225,000	255,529
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	200,000	266,221
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	350,000	442,355
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		239,000	241,506
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	250,000	398,830
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021		142,000	142,489
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*		336,000	337,767
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		514,000	533,158
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	950,000	1,117,518
Societe Generale SA Sub. Notes 6.13% due 08/20/2018	EUR	300,000	371,741
UBS AG Senior Notes 1.80% due 03/26/2018		372,000	375,539
UBS AG London Senior Notes 1.13% due 06/30/2020	EUR	450,000	517,627

			5,513,866

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		161,000	172,626

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		627,000	692,051

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024		280,000	285,928

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	220,170

Electric-Generation — 0.5%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	212,500
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		816,000	833,848
Electricite de France SA Senior Notes 3.63% due 10/13/2025*		150,000	156,439
Electricite de France SA Senior Notes 4.95% due 10/13/2045*		344,000	380,153
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		196,000	209,695

			1,792,635

Electric-Integrated — 0.6%
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	400,000	565,706
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	100,000	161,999
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	700,000	900,777
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	300,000	374,042
Iberdrola International BV Company Guar. Notes 3.00% due 01/31/2022	EUR	300,000	379,794

			2,382,318

Electric-Transmission — 0.0%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	75,000	144,373

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025		92,000	92,920

Electronic Components-Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*		380,000	393,300

Engineering/R&D Services — 0.1%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	200,000	237,644

Finance-Leasing Companies — 0.2%
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		910,000	882,700

Food-Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(5)	BRL	1,000,000	284,064
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*		200,000	204,100

			488,164

Food-Retail — 0.3%
Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	200,000	254,345
Casino Guichard Perrachon SA Senior Notes 3.16% due 08/06/2019	EUR	300,000	357,991
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		375,000	385,031
Tesco PLC Senior Notes 3.38% due 11/02/2018	EUR	275,000	320,288

			1,317,655

Gas-Distribution — 0.1%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	200,000	275,406

Gas-Transportation — 0.1%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	60,000	120,877
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		200,000	199,750

			320,627

Gold Mining — 0.1%
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		200,000	197,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		189,000	191,059

			388,059

Insurance-Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	275,000	354,401
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		161,000	162,469
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		365,000	360,549

			877,419

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	384,830

Machinery-General Industrial — 0.2%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		569,000	578,958

Medical-Drugs — 0.2%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		932,000	796,278

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		320,000	330,025
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021		444,000	456,936

			786,961

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		537,000	414,833

Metal-Diversified — 0.1%
Glencore Finance Europe SA Company Guar. Notes 4.63% due 04/03/2018	EUR	250,000	292,447
Glencore Finance Europe SA Company Guar. Notes 6.50% due 02/27/2019	GBP	200,000	279,562

			572,009

Metal-Iron — 0.1%
Metalloinvest Finance, Ltd. Company Guar. Notes 5.63% due 04/17/2020		200,000	208,244

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	315,000

Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		137,000	164,024

Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		466,000	390,275
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,394,000	1,031,560
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		200,000	219,540
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	315,603

			2,121,002

Oil Companies-Integrated — 1.2%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		354,000	355,237
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		231,000	232,853
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	450,000	584,819
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026		185,000	188,971
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		238,000	249,773
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	100,000	143,333
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		200,000	180,940
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		200,000	202,530
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	122,045
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		1,200,000	418,440
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		184,000	166,253
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		275,000	289,137
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		236,000	236,646
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		257,000	262,301
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		272,000	279,177

Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026		310,000	314,954
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046		316,000	322,291

			4,549,700

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	259,380
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	206,281

			465,661

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		355,000	341,688
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	196,500

			538,188

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		200,000	212,400
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		200,000	200,500

			412,900

Pipelines — 0.1%
Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		500,000	538,750

Printing-Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		720,000	712,800

Public Thoroughfares — 0.1%
Autostrade Per L’ Italia SpA Senior Notes 1.63% due 06/12/2023	EUR	375,000	437,750

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	203,500

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		545,000	397,850

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	897,132

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		415,000	422,263

Sovereign Agency — 0.1%
MDC-GMTN BV Company Guar. Notes 2.75% due 05/11/2023*		200,000	200,029

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(3)(5)(6)(11)		1,330,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 7.25% due 02/25/2022		1,073,000	1,129,332

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		200,000	198,660

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018		434,000	443,694

Telecom Services — 0.1%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		200,000	221,037
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	208,000

			429,037

Telephone-Integrated — 0.5%
British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR	250,000	285,048
British Telecommunications PLC Senior Notes 8.63% due 03/26/2020	GBP	145,000	243,230
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	155,779
Oi SA Senior Notes 9.75% due 09/15/2016†*(5)(11)(16)	BRL	575,000	27,279
Orange SA Senior Notes 3.88% due 01/14/2021	EUR	300,000	389,172
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	90,000	149,294
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		400,000	416,000
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	100,000	127,403

			1,793,205

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	299,559

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		178,000	221,916

Warehousing & Harbor Transportation Services — 0.1%
Global Ports Finance PLC Company Guar. Notes 6.87% due 01/25/2022*		200,000	206,500

Total Foreign Corporate Bonds & Notes (cost $68,684,859)			64,184,552

FOREIGN GOVERNMENT OBLIGATIONS — 8.6%
Banks-Fiduciary — 0.2%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		850,000	767,125

Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		439,000	441,314

Sovereign — 8.3%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		415,000	422,263
Dominican Republic Senior Bonds 5.88% due 04/18/2024		380,000	397,100
Dominican Republic Senior Notes 6.88% due 01/29/2026*		200,000	220,700
Dominican Republic Senior Notes 8.63% due 04/20/2027		350,000	413,875
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	275,000	323,825
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	690,000	892,165
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	95,000	169,455
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	550,000	1,136,265
Government of Egypt Senior Notes 5.88% due 06/11/2025		450,000	393,750
Government of Egypt Senior Notes 6.88% due 04/30/2040		200,000	166,396

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	130,000	217,465
Government of Jamaica Senior Notes 6.75% due 04/28/2028		200,000	210,000
Government of Ukraine Senior Notes 7.75% due 09/01/2019		620,000	610,824
Government of Ukraine Senior Notes 7.75% due 09/01/2027		400,000	378,080
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		200,000	210,347
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		500,000	528,285
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	255,000	501,333
Lebanese Republic Senior Notes 5.80% due 04/14/2020		390,000	387,660
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		300,000	298,500
Republic of Argentina Senior Notes 6.25% due 04/22/2019*		373,000	388,853
Republic of Argentina Senior Notes 7.13% due 07/06/2036*		455,000	455,000
Republic of Argentina Senior Notes 7.50% due 04/22/2026*		371,000	401,051
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		309,000	333,720
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		280,000	279,300
Republic of Honduras Senior Notes 7.50% due 03/15/2024		370,000	401,450
Republic of Honduras Senior Notes 8.75% due 12/16/2020		350,000	392,000
Republic of Hungary Senior Notes 4.00% due 03/25/2019		200,000	207,500
Republic of Hungary Senior Notes 5.38% due 03/25/2024		400,000	446,800
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*		470,000	553,816
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	144,159

Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	400,000	375,080
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	200,000	193,510
Republic of Kenya Senior Notes 6.88% due 06/24/2024	800,000	739,696
Republic of Latvia Senior Notes 2.75% due 01/12/2020	200,000	205,420
Republic of Lebanon Senior Notes 6.60% due 11/27/2026	700,000	675,500
Republic of Lebanon Senior Notes 6.65% due 02/26/2030	200,000	191,452
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	190,000	203,562
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	500,000	603,932
Republic of Mozambique Senior Notes 10.50% due 01/18/2023*	774,000	541,955
Republic of Panama Senior Notes 3.75% due 03/16/2025	600,000	633,000
Republic of Panama Senior Notes 6.70% due 01/26/2036	670,000	889,425
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	350,000	375,375
Republic of Peru Senior Notes 6.55% due 03/14/2037	500,000	673,750
Republic of Poland Senior Notes 3.25% due 04/06/2026	700,000	713,605
Republic of Poland Senior Notes 4.00% due 01/22/2024	770,000	831,600
Republic of Poland Senior Notes 5.13% due 04/21/2021	50,000	56,177
Republic of Serbia Senior Notes 7.25% due 09/28/2021	750,000	858,547
Republic of South Africa Senior Bonds 4.88% due 04/14/2026	350,000	363,125
Republic of South Africa Senior Notes 5.38% due 07/24/2044	400,000	418,576
Republic of South Africa Senior Notes 5.50% due 03/09/2020	350,000	378,000

Republic of South Africa Senior Notes 5.88% due 09/16/2025		350,000	389,725
Republic of South Africa Senior Notes 6.88% due 05/27/2019		350,000	389,795
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		800,000	779,286
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		400,000	389,643
Republic of the Philippines Senior Notes 3.70% due 03/01/2041		200,000	222,876
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		330,000	361,004
Republic of the Philippines Senior Bonds 8.38% due 06/17/2019		100,000	119,462
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		341,000	561,294
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	1,007,500
Republic of Turkey Senior Notes 4.88% due 04/16/2043		530,000	517,413
Republic of Turkey Notes 6.63% due 02/17/2045		200,000	242,884
Republic of Turkey Senior Notes 11.88% due 01/15/2030		220,000	383,119
Republic of Venezuela Senior Notes 9.00% due 05/07/2023		370,000	157,713
Russian Federation Senior Notes 4.88% due 09/16/2023		400,000	436,296
Russian Federation Senior Notes 5.88% due 09/16/2043		200,000	233,680
Russian Federation Senior Bonds 12.75% due 06/24/2028		250,000	437,678
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	270,000	527,093
United Mexican States Senior Notes 3.60% due 01/30/2025		447,000	467,115
United Mexican States Senior Notes 4.13% due 01/21/2026		600,000	650,400
United Mexican States Senior Bonds 4.75% due 03/08/2044		652,000	702,530

United Mexican States Senior Notes 6.05% due 01/11/2040	900,000	1,131,750

		31,911,480

Total Foreign Government Obligations (cost $32,442,193)		33,119,919

U.S. GOVERNMENT AGENCIES — 23.1%
Federal Home Loan Mtg. Corp. — 8.4%
2.12% due 02/01/2037 FRS	27,656	28,800
2.50% due 01/01/2028	302,339	313,829
2.50% due 04/01/2028	102,398	106,292
2.96% due 11/01/2037 FRS	170,001	180,141
3.00% due 08/01/2043	1,082,194	1,123,717
3.00% due 07/01/2045	2,748,990	2,852,532
3.00% due 10/01/2045	293,663	304,723
3.00% due 12/01/2045	97,029	100,684
3.00% due July 30 TBA	1,727,000	1,790,302
3.50% due 03/01/2042	411,590	434,818
3.50% due 04/01/2042	414,320	438,977
3.50% due 09/01/2043	432,096	455,706
3.50% due 03/01/2045	498,374	525,797
3.50% due 08/01/2045	174,518	185,476
3.50% due 10/01/2045	279,400	295,110
3.50% due 11/01/2045	135,511	143,150
3.50% due 01/01/2046	2,716,210	2,869,771
3.50% due 03/01/2046	3,946,297	4,168,917
4.00% due 09/01/2040	1,124,025	1,208,403
4.00% due 12/01/2043	2,967,414	3,234,718
4.00% due 07/01/2044	185,480	198,516
4.00% due 10/01/2045	318,287	340,856
4.00% due 11/01/2045	2,475,798	2,651,262
4.50% due 02/01/2020	8,066	8,426
4.50% due 08/01/2020	17,653	18,063
4.50% due 01/01/2039	22,749	24,796
4.50% due 03/01/2039	2,035,332	2,270,831
4.50% due 12/01/2039	14,314	15,830
4.50% due 04/01/2044	740,099	807,133
4.50% due 09/01/2044	1,050,835	1,145,457
4.50% due 03/01/2046	1,919,206	2,100,226
5.00% due 02/01/2034	31,459	35,097
5.00% due 05/01/2034	49,233	54,968
5.00% due 11/01/2043	315,743	350,827
5.50% due 05/01/2037	83,961	94,260
6.00% due 03/01/2040	65,439	74,799
6.50% due 02/01/2035	24,438	28,642
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.36% due 09/15/2039(2)(7)(8)	714,553	112,801
Series 1103, Class N IO 11.57% due 06/15/2021(2)(7)	595	72
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.65% due 02/25/2024 FRS(2)	84,000	85,130
Series 2014-HQ2, Class M2 2.65% due 09/25/2024 FRS(2)	150,000	150,059
Series 2015-HQ1, Class M2
2.65% due 03/25/2025 FRS(2)	390,000	391,602
Series 2014-HQ3, Class M2

3.10% due 10/25/2024 FRS(2)	757,000	766,483

		32,487,999

Federal National Mtg. Assoc. — 10.6%
2.37% due 09/01/2035 FRS	115,873	120,941
2.49% due 10/01/2035 FRS	122,701	129,829
2.48% due 05/01/2037 FRS	44,698	46,821
2.50% due 02/01/2031	287,094	297,307
2.50% due 05/01/2031	1,676,900	1,736,551
2.50% due July TBA	2,473,000	2,558,539
2.58% due 10/01/2040 FRS	46,193	49,029
2.67% due 05/01/2040 FRS	145,908	153,743
2.67% due 10/01/2040 FRS	74,666	78,922
2.67% due 07/01/2039 FRS	108,357	113,704
2.68% due 11/01/2036 FRS	74,745	79,179
2.84% due 08/01/2035 FRS	98,288	104,033
3.00% due 10/01/2027	335,750	352,180
3.00% due 11/01/2027	382,696	401,965
3.00% due 10/01/2030	289,899	304,085
3.00% due July 15 TBA	3,077,000	3,225,802
3.00% due 03/01/2042	167,982	174,665
3.00% due 12/01/2042	173,293	181,631
3.00% due 05/01/2043	925,830	962,815
3.00% due 06/01/2045	47,385	49,739
3.00% due July 30 TBA	4,014,000	4,165,622
3.50% due 08/01/2026	142,980	151,662
3.50% due 08/01/2027	163,647	173,558
3.50% due 10/01/2028	50,429	53,887
3.50% due July 15 TBA	1,936,000	2,051,433
3.50% due 08/01/2042	164,170	173,774
3.50% due 02/01/2043	151,022	162,229
3.50% due 07/01/2045	138,296	146,128
3.50% due 08/01/2045	258,588	274,076
3.50% due 09/01/2045	152,797	161,341
3.50% due 10/01/2045	295,980	316,012
3.50% due 11/01/2045	315,379	333,532
3.50% due 12/01/2045	1,348,632	1,423,827
3.50% due 02/01/2046	1,030,186	1,087,721
3.50% due July 30 TBA	4,630,000	4,885,373
4.00% due 11/01/2025	226,301	241,664
4.00% due 06/01/2039	420,668	463,389
4.00% due 09/01/2040	340,982	367,055
4.00% due 10/01/2040	399,577	429,891
4.00% due 11/01/2041	309,148	332,266
4.00% due 12/01/2043	12,353	13,520
4.00% due 10/01/2044	141,876	152,061
4.00% due 11/01/2044	2,466,557	2,643,536
4.00% due 02/01/2045	113,509	121,934
4.00% due July 30 TBA	3,023,000	3,241,136
4.50% due 06/01/2019	20,411	20,953
4.50% due 11/01/2022	57,249	59,512
4.50% due 06/01/2023	27,836	29,597
4.50% due 06/01/2039	1,836,218	2,031,589
4.50% due 07/01/2041	43,511	47,482
4.50% due 08/01/2044	344,401	376,726
4.50% due 10/01/2044	648,304	708,787
4.50% due 12/01/2044	325,987	355,593
4.50% due July 30 TBA	1,832,000	1,999,733
5.00% due 06/01/2019	16,729	17,219
5.00% due 01/01/2023	15,579	16,734

5.00% due 03/01/2034	26,601	29,682
5.00% due 05/01/2035	17,003	18,923
5.00% due 05/01/2040	130,706	145,719
5.00% due 07/01/2040	133,389	148,545
5.50% due 06/01/2038	42,324	48,027
6.00% due 02/01/2032	5,191	5,929
6.00% due 05/01/2034	2,576	2,971
6.00% due 10/01/2034	21,326	24,354
7.50% due 01/01/2030	1,344	1,386
8.00% due 11/01/2028	4,652	5,435
Federal National Mtg. Assoc. REMIC FRS Series 2014-C01, Class M1 2.05% due 01/25/2024(2)	139,785	139,697
Series 1989-2, Class D 8.80% due 01/25/2019(2)	3,588	3,799

		40,926,499

Government National Mtg. Assoc. — 4.0%
3.00% due 02/20/2045	193,166	202,229
3.00% due 05/20/2045	126,625	132,566
3.00% due 07/20/2045	48,767	51,055
3.00% due 11/20/2045	1,814,415	1,899,548
3.00% due 04/20/2046	2,783,514	2,914,117
3.50% due 03/20/2045	149,413	158,673
3.50% due 04/20/2045	204,148	216,841
3.50% due 07/20/2045	268,235	285,020
3.50% due 10/20/2045	4,044,717	4,298,659
3.50% due 05/20/2046	1,856,452	1,973,840
4.00% due 10/20/2045	348,275	372,521
4.50% due 05/20/2046	2,798,725	3,010,569

		15,515,638

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	279,000	284,785

Total U.S. Government Agencies (cost $88,329,585)		89,214,921

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.3%
United States Treasury Bonds
2.50% due 02/15/2046	820,000	853,857
3.00% due 11/15/2045	182,000	209,271

		1,063,128

United States Treasury Notes — 0.6%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(9)	1,107,322	1,123,759
0.75% due 01/15/2017	400	401
1.13% due 02/28/2021	83,000	83,584
1.38% due 09/30/2020	612,000	623,116
1.38% due 01/31/2021	128,000	130,265
1.63% due 05/15/2026	181,000	183,213
1.75% due 12/31/2020	194,000	200,676

		2,345,014

Total U.S. Government Treasuries (cost $3,398,070)		3,408,142

LOANS(13)(14)(15)— 0.3%
E-Commerce/Services — 0.1%

Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	693,906	537,777

Electronic Components-Semiconductors — 0.2%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	661,439	643,249

Total Loans (cost $1,324,929)		1,181,026

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	513,000	573,006
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	293,000	372,687
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	600,000	684,348

Total Municipal Bonds & Notes (cost $1,401,029)		1,630,041

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(3)(5) (cost $7)	655	757,009

PREFERRED SECURITIES — 0.2%
Electric-Distribution — 0.1%
Entergy Louisiana LLC 4.70%	10,025	254,535

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	11,300	50,285

Telecom Services — 0.1%
Qwest Corp. 6.13%	19,500	497,250

Total Preferred Securities (cost $912,597)		802,070

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks-Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(10)	464,000	406,000
Wells Fargo Capital X 5.95% due 12/01/2086	186,000	196,230

		602,230

Diversified Banking Institutions — 0.8%
BAC Capital Trust XIII FRS Series F 4.00% due 07/21/2016(10)	891,000	677,160

Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(10)		762,000	744,855
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(10)		1,273,000	1,319,146
Societe Generale SA FRS 7.88% due 12/18/2023*(10)		356,000	326,964

			3,068,125

Electric-Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		262,000	260,690
Enel SpA FRS 6.50% due 01/10/2019	EUR	175,000	209,739
Engie SA FRS 3.88% due 07/10/2018(10)	EUR	300,000	347,274
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(10)	EUR	100,000	109,184

			926,887

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%† (5)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2023		455,000	445,900

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,046,000	721,740

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		975,000	1,055,437

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		109,000	109,954

Insurance-Multi-line — 0.2%
Allianz Finance II BV FRS 4.38% due 02/17/2017(10)	EUR	300,000	336,507
MetLife Capital Trust IV 7.88% due 12/15/2067*		97,000	115,672
MetLife, Inc. 6.40% due 12/15/2066		444,000	473,979

			926,158

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG FRS 7.63% due 06/21/2028	GBP	400,000	581,002

Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075	138,000	127,305

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	524,000	548,890

Total Preferred Securities/Capital Securities (cost $8,956,989)		9,113,650

Total Long-Term Investment Securities (cost $379,273,576)		378,243,613

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Time Deposits — 6.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $26,838,000)	$26,838,000	26,838,000

REPURCHASE AGREEMENTS — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(12) (cost $2,693,000)	2,693,000	2,693,000

TOTAL INVESTMENTS (cost $408,804,576)(4)	105.4%	407,774,613
Liabilities in excess of other assets	(5.4)	(20,888,933)

NET ASSETS	100.0%	$386,885,680

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $88,208,836 representing 22.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	See Note 3 for cost of investments on a tax basis.

(5)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $1,074,079 representing 0.3% of net assets.

(6)	Security in default of interest and principal at maturity.

(7)	Interest Only

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2016.

(9)	Principal amount of security is adjusted for inflation.

(10)	Perpetual maturity - maturity date reflects the next call date.

(11) (12)	Company has filed for bankruptcy protection. See Note 2 for details of Joint Repurchase Agreement

(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	All Loans in the fund were purchased through assignment agreements unless otherwise indicated.

(16)	Security in default of interest.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro

GBP — British Pound

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPmorgan Chase Bank N.A.	EUR	13,100,000	USD	14,666,982	07/08/2016	$127,800	$—
	EUR	15,470,000	USD	17,473,674	07/22/2016	295,380	—
	GBP	5,200,000	USD	7,520,645	07/08/2016	598,059	—

Net Unrealized Appreciation/(Depreciation)						$1,021,239	$—

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,315,214	$—	$5,315,214
U.S. Corporate Bonds & Notes:
Airlines	—	1,206,569	266,936	1,473,505
Gambling (Non-Hotel)	—	769,438	5,641	775,079
Rubber/Plastic Products	—	678,125	0	678,125
Other Industries	—	166,590,360	—	166,590,360
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	64,184,552	—	64,184,552
Foreign Government Obligation	—	33,119,919	—	33,119,919
U.S. Government Agencies	—	89,214,921	—	89,214,921
U.S. Government Treasuries	—	3,408,142	—	3,408,142
Loans		1,181,026	—	1,181,026
Municipal Bonds & Notes	—	1,630,041	—	1,630,041
Common Stocks	—	—	757,009	757,009
Preferred Securities	802,070	—	—	802,070
Preferred Securities/Capital Securities	—	9,113,650	—	9,113,650
Short-Term Investment Securities	—	26,838,000	—	26,838,000
Repurchase Agreements	—	2,693,000	—	2,693,000

Total Investments at Value	$802,070	$405,942,957	$1,029,586	$407,774,613

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,021,239	$—	$1,021,239

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Income Funds SunAmerica Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
GLS Auto Receivables Trust 9.79% due 10/15/2025(4)	$340,000	$336,600
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037	1,105,738	1,089,443
Leaf Receivables Funding 10 LLC Series 2015-1, Class E2 6.00% due 06/15/2023*	590,000	577,138
Leaf Receivables Funding 11 LLC Series 2016-1, Class E2 6.00% due 06/15/2024*	290,000	267,816

Total Asset Backed Securities (cost $2,272,027)		2,270,997

U.S. CORPORATE BONDS & NOTES — 34.5%
Aerospace/Defense-Equipment — 0.5%
Transdigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,530,000	1,533,825

Airlines — 0.2%
US Airways Pass Through Trust Series 2012-2 Class C 5.45% due 06/03/2018	500,000	510,000

Alternative Waste Technology — 0.2%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	620,000	626,200

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	235,000	235,588
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	480,000	481,728

		717,316

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	420,000	446,775

Auto/Truck Parts & Equipment-Original — 0.6%
Meritor, Inc. Company Guar. Notes 6.75% due 06/15/2021	545,000	509,575
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	340,000	334,050
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	605,000	613,694
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	570,000	558,600

		2,015,919

Banks-Mortgage — 0.4%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,205,000	1,141,738

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	235,000	247,631

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,535,000	1,460,552
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	640,000	480,000

		1,940,552

Building & Construction Products-Misc. — 0.6%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	769,000	803,605
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	585,000	628,752
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	35,000	35,963
Standard Industries, Inc. Senior Notes 5.50% due 02/15/2023*	215,000	219,837

		1,688,157

Building Products-Cement — 0.2%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	490,000	475,300

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 3.50% due 04/01/2021	690,000	704,007

Building-Residential/Commercial — 2.0%
Beazer Homes USA, Inc. Company Guar. Notes 5.75% due 06/15/2019	310,000	282,100
Lennar Corp. Company Guar. Notes 4.50% due 11/15/2019	355,000	369,786
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	620,000	621,550
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	475,000	472,625
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	755,000	747,450
PulteGroup, Inc. Company Guar. Notes 4.25% due 03/01/2021	670,000	690,770
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	675,000	691,875
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	1,280,000	1,267,200
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	835,000	848,568
TRI Pointe Holdings, Inc. Company Guar. Notes 4.38% due 06/15/2019	230,000	231,150

		6,223,074

Cable/Satellite TV — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.13% due 02/15/2023	25,000	25,388
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	185,000	189,856
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	445,000	451,675
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	125,000	129,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,160,000	1,194,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	541,500
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	595,000	541,450
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,367,850
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	60,000	61,800
Neptune Finco Corp. Senior Notes 6.63% due 10/15/2025*	540,000	567,000
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	350,000	392,000
RCN Telecom Services LLC/RCN Capital Corp. Senior Notes 8.50% due 08/15/2020*	810,000	830,250

		6,292,944

Casino Hotels — 0.8%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	520,000	553,800
Boyd Gaming Corp. Company Guar. Notes 9.00% due 07/01/2020	600,000	630,375
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	265,000	265,662
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	730,000	797,525
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	280,000	296,100

		2,543,462

Cellular Telecom — 1.5%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	985,000	775,096
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	615,000	524,288
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,050,000	858,375
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	780,000	822,900
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	645,000	665,156
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	955,000	1,004,230

		4,650,045

Computer Services — 0.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	350,000	322,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	400,000	334,460

		656,460

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	130,000	133,805
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	155,000	160,824
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Notes 5.88% due 06/15/2021*	90,000	91,779
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	110,000	114,674
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	190,000	198,440
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	140,000	150,927
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	115,000	123,637

		974,086

Computers-Memory Devices — 0.3%
Western Digital Corp. Senior Sec. Notes 7.38% due 04/01/2023*	150,000	159,750
Western Digital Corp. Senior Notes 10.50% due 04/01/2024*	725,000	775,750

		935,500

Containers-Paper/Plastic — 0.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	990,000	990,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	40,000	41,180

		1,031,180

Data Processing/Management — 0.2%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	685,000	686,713

Diagnostic Kits — 0.2%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	597,000

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	335,000	332,069

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	729,000

Distribution/Wholesale — 0.3%
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	705,000	735,844

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	260,000	260,000

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(2)(3)	295,000	100,300

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	760,000	723,368

Finance-Auto Loans — 1.1%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,914,775
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	700,000	699,125
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	700,000	701,750

		3,315,650

Finance-Consumer Loans — 0.4%
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	740,000	689,125
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	480,000

		1,169,125

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	354,825

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026*	340,000	333,200

Food-Misc./Diversified — 0.2%
Dole Food Co, Inc. Senior Sec. Notes 7.25% due 05/01/2019*	450,000	448,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	130,000	136,013

		584,888

Food-Retail — 0.2%
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	760,000	732,640

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	145,000	148,625

Gambling (Non-Hotel) — 0.7%
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	560,000	596,400
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	890,000	887,775
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	565,000	567,825

		2,052,000

Gas-Distribution — 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp Company Guar. Notes 5.13% due 07/15/2019	935,000	850,850

Home Decoration Products — 0.1%
Newell Brands, Inc. Senior Notes 5.00% due 11/15/2023*	295,000	309,757

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	65,000	69,558

Independent Power Producers — 1.0%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	727,000	708,825
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,105,000	1,066,325
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	630,000	626,850
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	665,000	661,675

		3,063,675

Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	400,000	301,000

Medical Labs & Testing Services — 0.3%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	415,000	426,413
Quorum Health Corp. Company Guar. Notes 11.63% due 04/15/2023*	385,000	386,925

		813,338

Medical Products — 0.3%
Fredenius US Finance II, Inc. Company Guar. Notes 4.50% due 01/15/2023*	190,000	194,275
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	740,000	747,400

		941,675

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	460,000	399,050
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	467,310
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	510,000	517,650
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	295,000	253,021

		1,637,031

Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 05/15/2022	280,000	285,600
Centene Corp. Senior Notes 5.63% due 02/15/2021*	570,000	594,225
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	75,000	78,750

		958,575

Medical-Hospitals — 2.8%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	82,000	83,179
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,025,000	896,875
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	490,000	508,681
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,000,000	1,025,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	2,030,000	2,245,687
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024*	160,000	160,400
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	420,000	431,550
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.15% due 06/15/2020	315,000	311,063
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	760,000	735,300
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	750,000	791,250
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	730,000	748,104
Universal Health Services, Inc. Senior Sec. Notes 4.75% due 08/01/2022*	235,000	239,023
Universal Health Services, Inc. Senior Sec. Notes 5.00% due 06/01/2026*	245,000	245,613

		8,421,725

Metal-Aluminum — 0.2%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	570,000	585,675

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	300,000	262,500
Freeport-McMoRan, Inc. Company Guar. Notes 3.55% due 03/01/2022	445,000	391,600

		654,100

MRI/Medical Diagnostic Imaging — 0.3%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	734,000	748,680

Oil & Gas Drilling — 0.3%
Helmerich & Payne International Drilling Co. Company Guar. Notes 4.65% due 03/15/2025	375,000	400,122
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	870,000	574,200

		974,322

Oil Companies-Exploration & Production — 3.0%
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	127,075
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	190,000	184,300
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	353,794
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	425,000	174,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,550,000	1,491,875
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	420,000	391,650
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	695,000	679,362
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	570,000	602,063
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	964,000	682,030
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	470,000	439,450
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	635,000	617,538
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	590,000	597,375
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	140,000	141,750
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	930,000	855,600
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	955,000	895,312
SM Energy Co. Senior Notes 6.13% due 11/15/2022	340,000	312,375
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	720,000	649,800

		9,195,599

Oil Refining & Marketing — 0.7%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	415,000	426,155
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	1,755,000	1,741,838

		2,167,993

Oil-Field Services — 0.1%
FTS International, Inc. FRS Senior Sec. Notes 8.15% due 06/15/2020*	475,000	399,044

Physicians Practice Management — 0.2%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	620,000	627,750

Pipelines — 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	875,000	829,063
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	600,000	552,000
Enbridge Energy Partners LP Senior Notes 4.38% due 10/15/2020	125,000	128,287
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	605,260
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	830,000	808,554
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	630,000	646,443
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	700,000	707,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	200,000	205,500

		4,482,107

Private Equity — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	795,000	749,391

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	610,000	632,112
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	660,000	671,550

		1,303,662

Radio — 0.3%
Sirius XM Radio, Inc. Senior Notes 5.38% due 07/15/2026*	1,035,000	1,027,238

Real Estate Investment Trusts — 1.4%
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	310,000	314,458
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	615,000	638,062
DuPont Fabros Technology LP Company Guar. Notes 5.88% due 09/15/2021	625,000	655,469
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	780,000	759,525
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,000,000	932,500
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	315,000	335,475
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	590,000	606,225

		4,241,714

Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	675,000	664,875

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	600,000	592,500

Retail-Drug Store — 0.3%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	130,000	138,775
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	730,000	768,325

		907,100

Retail-Hypermarkets — 0.2%
Tops Holding LLC /Tops Markets II Corp. Senior Sec. Notes 8.00% due 06/15/2022*	670,000	589,600

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	105,000	108,675

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	500,000	523,750

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	145,000	153,065

Retail-Restaurants — 0.2%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	700,000	735,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(4)(5)	550,000	0

Security Services — 0.6%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	845,000	897,812
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 9.25% due 05/15/2023*	785,000	832,100

		1,729,912

Specified Purpose Acquisitions — 0.4%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	1,135,000	1,169,050

Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	495,000	502,425
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	76,000	71,512

		573,937

Telecom Services — 0.3%
Qwest Corp. Senior Notes 7.25% due 09/15/2025	415,000	442,683
West Corp. Senior Sec. Notes 4.75% due 07/15/2021*	540,000	533,250

		975,933

Telephone-Integrated — 1.2%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	310,000	321,625
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,020,000	1,028,925
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	945,000	890,910
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	110,000	116,394
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	580,000	568,400
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020	805,000	788,900

		3,715,154

Total U.S. Corporate Bonds & Notes (cost $106,915,918)		105,172,428

FOREIGN CORPORATE BONDS & NOTES — 7.7%
Auto-Cars/Light Trucks — 0.2%
Fiat Chrysler Automobiles NV Senior Notes 5.25% due 04/15/2023	600,000	596,250

Auto/Truck Parts & Equipment-Original — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	185,000	180,144

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	483,225
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	200,000	209,820

		693,045

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	400,000	392,748
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	455,000	485,428
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,200,000	1,167,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	910,000	899,763
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	360,000	374,400
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	392,500

		3,711,839

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019*	450,000	449,438

Containers-Metal/Glass — 0.3%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(6)	331,741	335,058
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	362,262
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	260,000	265,363
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	51,176	50,153

		1,012,836

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	585,000	558,675
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	305,000	260,013

		818,688

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	410,000	452,537
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	600,000	506,940
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	90,000	92,700
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	240,000	249,000

		1,301,177

Finance-Leasing Companies — 1.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.25% due 07/01/2020	170,000	172,975
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	860,000	879,995
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	475,000	492,456
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	1,425,000	1,448,085

		2,993,511

Medical Products — 0.3%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	940,000	875,375

Medical-Biomedical/Gene — 0.3%
Concordia International Corp. Company Guar. Notes 7.00% due 04/15/2023*	1,005,000	856,762

Medical-Drugs — 0.6%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(7)	573,000	574,432
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(7)	395,000	395,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	490,000	418,644
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.75% due 08/15/2018*	435,000	420,863

		1,808,939

Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021*	800,000	658,000

Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 5.88% due 06/10/2021	460,000	460,575

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.80% due 12/15/2016	625,000	631,250
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	520,000	339,300

		970,550

Oil Companies-Exploration & Production — 0.4%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	480,000	533,463
Encana Corp. Senior Notes 3.90% due 11/15/2021	625,000	606,096

		1,139,559

Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	445,000	447,225
YPF Sociedad Anonima Senior Notes 8.50% due 03/23/2021*	580,000	619,150

		1,066,375

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	675,000	655,594
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	530,000	510,125

		1,165,719

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	240,000	152,400
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	695,000	507,350

		659,750

Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.13% due 06/01/2021*	625,000	634,375
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	200,000	203,500

		837,875

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015†*(1)(2)(4)(5)	1,025,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	745,000	741,275
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC Company Guar. Notes 6.50% due 05/15/2021*	490,000	507,346

		1,248,621

Total Foreign Corporate Bonds & Notes (cost $24,826,896)		23,505,028

LOANS(9)(10)(11) — 54.2%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.50% due 07/25/2022	258,000	238,005

Aerospace/Defense-Equipment — 0.9%
Silver II Borrower SCA FRS BTL 4.00% due 12/13/2019	900,000	805,500
TransDigm, Inc. FRS BTL-D 3.75% due 06/04/2021	1,473,684	1,457,631
TransDigm, Inc. FRS BTL 3.75% due 06/09/2023	475,077	467,060

		2,730,191

Airlines — 1.1%
American Airlines, Inc. FRS BTL 3.25% due 06/27/2020	1,309,059	1,291,060
American Airlines, Inc. FRS BTL-B 3.50% due 10/10/2021	479,160	476,165
American Airlines, Inc. FRS BTL 3.50% due 04/28/2023	222,000	219,447
United Airlines, Inc. FRS BTL-B1 3.50% due 09/15/2021	1,345,030	1,340,995

		3,327,667

Applications Software — 1.2%
Deltek, Inc. FRS 1st Lien 5.00% due 06/25/2022	691,586	688,704
Deltek, Inc. FRS BTL-B 9.50% due 06/25/2023	247,000	248,544
Emdeon, Inc. FRS BTL-B2 3.75% due 11/02/2018	837,345	836,822
Mitchell International, Inc. FRS BTL 4.50% due 10/13/2020	874,199	860,540
Mitchell International, Inc. FRS 2nd Lien 8.50% due 10/11/2021	160,000	147,800
SS&C European Holdings SARL FRS BTL-A1 3.21% due 07/08/2020	47,540	46,946
SS&C European Holdings SARL FRS BTL-B2 4.00% due 07/08/2022	108,200	108,064
SS&C Technologies Holdings Europe SARL FRS BTL-A2 3.21% due 07/08/2020	73,735	72,814
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	790,738	789,749

		3,799,983

Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc. FRS BTL-B3 4.25% due 03/09/2023	1,089,270	1,093,355

Auto/Truck Parts & Equipment-Original — 0.9%
Cooper-Standard Automotive, Inc. FRS BTL 4.00% due 04/04/2021	787,940	784,985
Federal-Mogul Holdings Corp. FRS BTL-C 4.75% due 04/15/2021	541,729	499,068
MPG Holdco I, Inc. FRS BTL-B 3.75% due 10/20/2021	693,666	687,844
TI Group Automotive Systems LLC FRS Term B 4.50% due 06/30/2022	703,683	687,850

		2,659,747

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. FRS BTL-B3 3.50% due 08/23/2019	153,038	152,829

Bicycle Manufacturing — 0.2%
SRAM LLC FRS 1st Lien 4.00% – 5.50% due 04/10/2020	717,558	638,626

Bloodstock Services — 0.1%
NVA Holdings, Inc. FRS 1st Lien 4.75% due 08/14/2021	27,580	27,396
NVA Holdings, Inc./United States FRS BTL 5.50% due 08/14/2021	363,090	362,182

		389,578

Broadcast Services/Program — 1.8%
iHeartCommunications, Inc. FRS BTL-D 7.21% due 01/30/2019	1,555,000	1,134,502
Univision Communications, Inc. FRS BTL 4.00% due 03/01/2020	3,840,642	3,811,149
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	547,087	543,082

		5,488,733

Building & Construction Products-Misc. — 1.2%
Builders FirstSource, Inc. FRS BTL-B 6.00% due 07/31/2022	677,311	676,126
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	727,519	714,787
Nortek, Inc. FRS BTL-B 3.50% due 10/30/2020	1,240,548	1,222,715
Summit Materials Comp I LLC FRS BTL 4.00% due 07/17/2022	1,042,470	1,039,212

		3,652,840

Building & Construction-Misc. — 0.1%
Brock Holdings III, Inc. FRS 1st Lien 6.00% due 03/16/2017	307,334	290,046

Building Products-Cement — 0.6%
Headwaters, Inc. FRS BTL-B 4.50% due 03/24/2022	1,215,909	1,214,389
Quikrete Holdings, Inc. FRS 1st Lien 4.00% due 09/28/2020	600,000	598,179

		1,812,568

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(4)	2,037,810	0

Cable/Satellite TV — 1.0%
Charter Communications Operating LLC FRS BTL 3.25% due 08/24/2021	355,110	353,446
Charter Communications Operating LLC FRS BTL 3.50% due 01/24/2023	286,283	286,027
Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	990,000	990,742
Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.65% due 06/30/2023	974,991	949,223
Ziggo BV FRS BTL-B2 3.60% due 01/15/2022	95,319	93,016
Ziggo BV FRS BTL-B3 3.60% due 01/15/2022	156,766	152,977
Ziggo BV FRS BTL-B1 3.65% due 01/15/2022	147,915	144,340

		2,969,771

Casino Hotels — 0.9%
Boyd Gaming Corp. FRS BTL-B 4.00% due 08/14/2020	544,202	543,424
CityCenter Holdings LLC FRS BTL-B 4.25% due 10/16/2020	1,044,331	1,043,679
Station Casinos LLC FRS BTL-B 3.75% due 06/08/2023	1,015,000	1,008,867

		2,595,970

Casino Services — 0.2%
Eldorado Resorts, Inc. FRS BTL-B 4.25% due 07/23/2022	330,660	329,971
Graton Economic Development Authority FRS BTL-B 4.75% – 6.25% due 09/01/2022	357,866	358,313

		688,284

Cellular Telecom — 0.2%
T-Mobile USA, Inc. FRS BTL-B 3.50% due 11/09/2022	582,075	583,530

Chemicals-Diversified — 0.7%
Ineos US Finance LLC FRS BTL-B 3.75% due 05/04/2018	1,094,371	1,083,427
Ineos US Finance LLC FRS BTL 4.25% due 03/31/2022	1,206,151	1,185,043

		2,268,470

Chemicals-Plastics — 0.2%
PolyOne Corp. FRS BTL-B1 3.50% due 11/14/2022	521,383	521,383

Chemicals-Specialty — 1.2%
Huntsman International LLC FRS BTL-B 4.25% due 04/01/2023	823,935	823,935
Kraton Polymers LLC FRS BTL 6.00% due 01/06/2022	900,000	884,700
MacDermid, Inc. FRS BTL-B3 5.50% due 06/07/2020	900,000	885,750
PQ Corp. FRS BTL 5.75% due 11/04/2022	304,000	303,873
Royal Holdings, Inc. FRS 1st Lien 4.50% due 06/19/2022	616,770	612,607

		3,510,865

Commercial Services — 1.4%
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	1,388,769	1,363,424
Brickman Group, Ltd. FRS 2nd Lien 7.50% due 12/17/2021	515,000	502,930
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	2,427,918	2,426,400

		4,292,754

Commercial Services-Finance — 0.8%
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	2,374,160	2,347,450

Computer Services — 0.9%
Abacus Innovations Corp. FRS BTL-B 2.75% due 01/26/2023	714,000	713,107
Harland Clarke Holdings Corp. FRS BTL-B-4 6.00% due 08/04/2019	305,732	290,446
Harland Clarke Holdings Corp. FRS BTL-B5 7.00% due 12/31/2019	451,240	436,011
Presidio, Inc. FRS BTL 5.25% due 02/02/2022	616,615	604,668
Science Applications International Corp. FRS BTL-B 3.75% due 05/04/2022	728,308	728,004

		2,772,236

Computers-Integrated Systems — 0.6%
Kronos, Inc. FRS 1st Lien 4.50% due 10/30/2019	1,340,230	1,335,483
Kronos, Inc. FRS 2nd Lien 9.75% due 04/30/2020	564,396	566,748

		1,902,231

Computers-Periphery Equipment — 0.8%
CDW LLC FRS BTL -B 3.25% due 04/29/2020	2,469,427	2,466,341

Consumer Products-Misc. — 1.3%
Dell, Inc. FRS BTL-B 3.50% due 05/24/2023	1,770,000	1,763,116
Reynolds Group Holdings, Inc. FRS BTL 4.50% due 12/01/2018	1,166,660	1,165,864
Spectrum Brands, Inc. FRS 1st Lien 3.50% – 5.25% due 06/23/2022	887,994	887,162

		3,816,142

Containers-Metal/Glass — 1.3%
Anchor Glass Container Corp. FRS 1st Lien 4.75% due 07/01/2022	1,891,003	1,885,329
Ardagh Holdings USA, Inc. FRS Delayed Draw 4.00% due 12/17/2019	631,726	630,739
Berlin Packaging LLC FRS 1st Lien 4.50% due 10/01/2021	541,949	540,030
Owens-Brockway Glass Container, Inc. FRS BTL-B 3.50% due 09/01/2022	974,667	970,606

		4,026,704

Containers-Paper/Plastic — 0.4%
Berry Plastics Group, Inc. FRS BTL-D 3.50% due 02/08/2020	1,193,414	1,186,633

Cosmetics & Toiletries — 0.3%
Coty, Inc. FRS BTL 3.75% due 10/27/2022	290,938	289,968
Galleria Co. FRS BTL-B 3.75% due 01/26/2023	583,333	581,875

		871,843

Data Processing/Management — 1.7%
CCC Information Services, Inc. FRS Term Loan B 4.00% due 12/20/2019	1,040,534	1,027,527
First Data Corp. FRS BTL 4.20% due 07/08/2022	651,000	643,812
First Data Corp. FRS BTL 4.45% due 03/24/2021	3,588,374	3,573,124

		5,244,463

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	541,729	509,677

Diagnostic Kits — 0.1%
Alere, Inc. FRS BTL-B 4.25% due 06/18/2022	453,922	451,156

Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc. FRS BTL-B 3.50% due 06/24/2021	1,473,684	1,473,991
U.S. Renal Care, Inc. FRS BTL 5.25% due 12/31/2022	1,048,730	1,046,982

		2,520,973

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC FRS BTL-B 4.25% due 05/15/2022	291,795	288,148

Distribution/Wholesale — 1.5%
American Builders & Contractors Supply Co., Inc. FRS BTL-B 3.50% due 04/16/2020	1,918,710	1,915,512
HD Supply, Inc. FRS BTL-B 3.75% due 08/13/2021	1,072,957	1,070,543
Spin Holdco, Inc. FRS 1st Lien 4.25% due 11/14/2019	490,025	481,143
Univar, Inc. FRS BTL 4.25% due 07/01/2022	1,038,155	1,024,400

		4,491,598

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 4.25% due 06/30/2019	582,242	555,798

Educational Software — 0.2%
Cengage Learning, Inc. FRS BTL-B 5.25% due 06/07/2023	739,000	727,453

Electric-Generation — 0.4%
APLP Holdings LP FRS BTL 6.00% due 04/13/2023	1,369,026	1,367,315

Electric-Integrated — 0.5%
Energy Future Intermediate Holding Co. LLC FRS DIP 4.25% due 12/19/2016	1,150,000	1,147,125
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.93% due 10/10/2017†(2)(3)	1,372,835	455,609

		1,602,734

Electronic Components-Semiconductors — 0.8%
Avago Technologies Cayman Finance, Ltd. FRS BTL-B1 4.25% due 02/01/2023	1,986,023	1,984,368
NXP BV FRS BTL-B 3.75% due 12/07/2020	331,118	331,532
ON Semiconductor Corp. FRS BTL-B 5.25% due 03/31/2023	220,000	220,943

		2,536,843

Enterprise Software/Service — 0.8%
Applied Systems, Inc. FRS 2nd Lien 7.50% due 01/24/2022	467,388	463,104
Infor US, Inc. FRS BTL-B5 3.75% due 06/03/2020	1,105,564	1,074,931
Sophia LP FRS BTL-B 4.75% due 09/30/2022	843,625	832,025

		2,370,060

Extended Service Contracts — 0.6%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	1,140,811	1,115,142
Sedgwick Claims Management Services, Inc. FRS BTL 5.25% due 03/01/2021	130,000	129,838
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 4.00% – 5.50% due 02/28/2022	595,000	571,200

		1,816,180

Filtration/Separation Products — 0.1%
Filtration Group, Inc. FRS 1st Lien 4.25% due 11/21/2020	409,078	406,393

Finance-Leasing Companies — 0.4%
Delos Finance SARL FRS BTL 3.50% due 03/06/2021	1,330,000	1,326,675

Finance-Mortgage Loan/Banker — 0.2%
Walter Investment Management Corp. FRS BTL-B 4.75% due 12/19/2020	616,839	495,013

Food-Baking — 0.5%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	823,775	822,539
Hostess Brands LLC FRS 2nd Lien 8.50% due 08/03/2023	610,000	601,867

		1,424,406

Food-Catering — 0.3%
Aramark Services, Inc. FRS BTL-F 3.25% due 02/24/2021	911,020	909,312

Food-Misc./Diversified — 0.9%
Dole Food Co., Inc. FRS BTL-B 4.50% – 6.00% due 11/01/2018	531,940	529,723
Pinnacle Foods Finance LLC FRS BTL-H 3.25% due 04/29/2020	2,068,243	2,063,935
Pinnacle Foods Finance LLC FRS BTL 3.75% due 01/13/2023	58,705	58,883

		2,652,541

Food-Retail — 0.4%
Albertsons LLC FRS BTL-B 4.50% due 08/25/2021	722,432	720,739
Albertsons LLC FRS BTL-B 4.75% due 12/21/2022	467,828	467,326

		1,188,065

Food-Wholesale/Distribution — 0.0%
AdvancePierre Foods, Inc. FRS BTL 4.75% due 06/02/2023	43,000	42,893

Gambling (Non-Hotel) — 0.5%
Mohegan Tribal Gaming Authority FRS BTL-B 5.50% due 06/15/2018	823,487	816,539
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	722,663	711,372

		1,527,911

Health Care Cost Containment — 0.2%
Concentra, Inc. FRS BTL-B 4.00% due 06/01/2022	670,230	666,041

Hotels/Motels — 1.7%
Hilton Worldwide Finance LLC FRS BTL 3.50% due 10/26/2020	5,264,305	5,262,842

Human Resources — 0.2%
Team Health, Inc. FRS BLT-B 3.75% due 11/23/2022	716,405	715,957

Independent Power Producers — 1.2%
Calpine Corp. FRS BTL-B5 3.50% due 05/27/2022	1,618,650	1,599,176
NRG Energy, Inc. FRS BTL-B 2.75% due 07/02/2018	646,667	644,421
NRG Energy, Inc. FRS BTL-B 3.50% due 06/30/2023	1,532,247	1,516,925

		3,760,522

Insurance-Life/Health — 0.2%
FHC Health Systems, Inc. FRS BTL 5.00% due 12/23/2021	651,750	622,421

Insurance-Property/Casualty — 0.4%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	407,367	398,710
Asurion LLC FRS BTL-B-1 5.00% due 05/24/2019	84,415	84,014
Asurion LLC FRS BTL-B4 5.00% due 08/04/2022	352,350	346,918
Vertafore, Inc. FRS BTL 4.75% due 06/30/2023	536,000	533,990

		1,363,632

Internet Security — 0.2%
Blue Coat Systems, Inc. FRS BTL 4.50% due 05/20/2022	681,575	679,701

Investment Companies — 0.2%
RPI Finance Trust FRS BTL-B4 3.50% due 11/09/2020	745,539	745,273

Investment Management/Advisor Services — 0.4%
AlixPartners LLP FRS BTL-B 4.50% due 07/28/2022	1,325,980	1,323,770

Leisure Games — 0.2%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	750,769	750,769

Leisure Products — 0.3%
Leslie’s Poolmart, Inc. FRS Tranche B 4.25% due 10/16/2019	850,435	843,348

Machinery-General Industrial — 0.8%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	852,808	780,852
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	1,752,616	1,733,721

		2,514,573

Machinery-Pumps — 0.2%
NN, Inc. FRS BTL-B 5.75% due 10/19/2022	728,166	722,705

Medical Labs & Testing Services — 0.5%
American Renal Holdings, Inc. FRS 1st Lien 4.75% due 09/20/2019	346,080	344,494
inVentiv Health, Inc. FRS BTL-B4 7.75% due 05/15/2018	590,000	589,631
Quorum Health Corp. FRS BTL 6.75% due 04/29/2022	568,575	568,102

		1,502,227

Medical Products — 0.4%
ConvaTec, Inc. FRS BTL-B 4.25% due 06/15/2020	28,473	28,402
DJO Finance LLC FRS BTL 4.25% due 06/08/2020	374,220	351,767
Greatbatch, Ltd. FRS BTL-B 5.25% due 10/27/2022	702,470	696,323

		1,076,492

Medical-Drugs — 1.0%
Capsugel Holdings US, Inc. FRS BTL 4.00% due 07/31/2021	798,000	793,511
Endo Lux Finance Company FRS BTL 3.75% due 09/26/2022	648,740	637,850
Horizon Pharma, Inc. FRS BTL-B 4.50% due 05/07/2021	306,900	298,460
Quintiles Transnational Corp. FRS BTL-B 3.25% due 05/12/2022	148,500	148,315
Valeant Pharmaceuticals International, Inc. FRS BTL-BE 4.75% due 08/05/2020	678,862	657,818
Valeant Pharmaceuticals International, Inc. FRS BTL-B 5.00% due 04/01/2022	619,341	601,019

		3,136,973

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals LLC FRS BTL-B 4.50% – 6.00% due 11/01/2019	720,618	716,715

Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.00% due 06/07/2023	436,000	437,012

Medical-Hospitals — 1.7%
Acadia Healthcare Co., Inc. FRS BTL-B 4.50% due 02/16/2023	348,250	346,509
Ardent Legacy Acquisitions, Inc. FRS BTL-B 6.50% due 08/04/2021	501,213	499,333
CHS/Community Health Systems, Inc. FRS BTL-F 3.92% due 12/31/2018	252,174	249,862
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	1,192,349	1,160,156
HCA, Inc, FRS BTL-B6 3.71% due 03/17/2023	183,141	183,656
IASIS Healthcare LLC FRS BTL-B2 4.50% due 05/03/2018	994,845	990,286
National Surgical Hospitals, Inc. FRS 1st Lien 4.50% due 06/01/2022	291,060	289,968
Select Medical Corp. FRS BTL-F 6.00% – 7.50% due 03/03/2021	798,998	797,000
Surgery Center Holdings, Inc. FRS BTL 5.25% due 11/03/2020	730,170	726,519

		5,243,289

Medical-Outpatient/Home Medical — 0.5%
21st Century Oncology, Inc. FRS BTL 7.00% due 04/30/2022	514,800	465,894
Amsurg Corp. FRS BTL 3.50% due 07/16/2021	839,374	837,509
National Mentor Holdings, Inc. FRS Tranche B 4.25% due 01/27/2021	139,854	138,761

		1,442,164

Medical-Wholesale Drug Distribution — 0.4%
Lanai Holdings III, Inc. FRS BTL-B 5.25% due 08/28/2022	1,225,000	1,203,563

Miscellaneous Manufacturing — 0.3%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	1,031,081	977,916

MRI/Medical Diagnostic Imaging — 0.2%
Surgical Care Affiliates LLC FRS BTL 4.25% due 03/17/2022	754,363	754,363

Non-Hazardous Waste Disposal — 0.4%
Infiltrator Systems Integrated LLC FRS BTL 5.25% due 05/27/2022	194,040	193,312
Waste Industries USA, Inc. FRS BTL-B 4.25% due 02/27/2020	957,805	956,608

		1,149,920

Oil & Gas Drilling — 0.1%
Jonah Energy LLC FRS 2nd Lien 7.50% due 05/12/2021	400,000	349,000
Paragon Offshore Finance Co. FRS BTL-B 5.25% due 07/18/2021(2)	263,655	71,187

		420,187

Oil Companies-Exploration & Production — 0.4%
Fieldwood Energy LLC FRS 1st Lien 8.00% due 08/31/2020	95,382	79,168
Fieldwood Energy LLC FRS 1st Lien 8.38% due 09/30/2020	128,766	67,602
Fieldwood Energy LLC FRS 2nd Lien 8.38% due 09/30/2020	211,234	58,617
MEG Energy Corp. FRS BTL 3.75% due 03/31/2020	997,390	870,223

		1,075,610

Oil Refining & Marketing — 0.2%
Chelsea Petroleum Products FRS BTL-B 5.25% due 10/22/2022	519,042	510,608

Oil-Field Services — 0.1%
McJunkin Red Man Corp. FRS BTL-B 5.00% due 11/08/2019	343,738	332,280

Physicians Practice Management — 0.2%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	504,465	504,285

Professional Sports — 0.3%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/30/2021	1,035,000	997,223

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL 5.00% due 05/04/2022	880,000	877,800

Racetracks — 0.4%
Penn National Gaming, Inc. FRS BTL-B 3.25% due 10/30/2020	1,094,388	1,089,189

Real Estate Investment Trusts — 0.2%
MGM Growth Properties Operating Partnership LP FRS BTL-B 4.00% due 04/25/2023	603,488	604,242

Real Estate Management/Services — 1.4%
Capital Automotive LP FRS 2nd Lien 6.00% due 04/30/2020	955,000	955,000
DTZ US Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	1,485,000	1,464,953
Realogy Group LLC FRS BTL-B 3.75% due 03/05/2020	2,000,917	1,997,415

		4,417,368

Recreational Centers — 0.2%
Life Time Fitness, Inc. FRS BTL-B 4.25% due 06/10/2022	593,519	579,794

Research & Development — 0.2%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	538,450	533,604

Resort/Theme Parks — 0.1%
Six Flags Theme Parks, Inc. FRS Term B 3.25% – 5.25% due 06/30/2022	337,908	337,485

Retail-Arts & Crafts — 0.4%
Michaels Stores, Inc. FRS BTL-B 3.75% due 01/28/2020	1,336,224	1,331,214

Retail-Bedding — 0.3%
Mattress Holding Corp. FRS BTL 6.25% due 10/20/2021	837,126	814,105

Retail-Building Products — 0.2%
Siteone Landscape Supply Holdings FRS BTL-B 6.50% due 04/29/2022	586,530	586,530

Retail-Drug Store — 0.2%
Rite Aid Corp. FRS BTL-2 4.88% due 06/21/2021	520,000	519,675

Retail-Leisure Products — 0.3%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	921,737	913,672

Retail-Major Department Stores — 0.1%
Hudson’s Bay Co. FRS BTL-B 4.75% due 09/30/2022	341,014	341,014

Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	583,110	580,194

Rubber/Plastic Products — 0.2%
U.S. Farathane LLC FRS BTL-B2 5.75% due 12/23/2021	740,832	738,980

Schools — 0.3%
Laureate Education, Inc. FRS BTL-B 5.00% due 06/15/2018	987,091	947,608

Semiconductor Components-Integrated Circuits — 0.3%
Cypress Semiconductor Corp. FRS BTL-B 6.50% due 06/03/2021	900,000	893,250

Semiconductor Equipment — 0.1%
MKS Instruments, Inc. FRS BTL-B1 4.25% due 05/01/2023	275,154	275,039

Special Purpose Entity — 0.3%
US LLC 2 FRS BTL 4.25% due 08/06/2021	883,117	844,481

Telecom Services — 1.1%
Sable International Finance, Ltd. FRS BTL-B1 5.50% due 12/30/2022	490,875	489,955
Sable International Finance, Ltd. FRS BTL-B2 5.83% due 12/30/2022	401,625	400,872
SBA Senior Finance II LLC FRS Term B2 3.25% due 06/10/2022	830,610	818,981
Securus Technologies Holdings, Inc. FRS BTL-B2 5.25% due 04/30/2020	995,000	943,757
West Corp. FRS BTL-B10 3.25% due 06/30/2018	3,259	3,249
West Corp. FRS BTL-B12 3.75% due 06/17/2023	685,789	683,560

		3,340,374

Telephone-Integrated — 1.2%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	3,251,000	3,234,745
XO Communications LLC FRS BTL 4.25% due 03/19/2021	540,327	538,165

		3,772,910

Television — 0.6%
Sinclair Television Group, Inc. FRS BTL-B1 3.50% due 07/30/2021	836,550	833,064
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	880,709	877,039

		1,710,103

Theaters — 0.2%
CDS US Intermediate Holdings Inc. FRS BTL 5.00% due 07/08/2022	467,467	455,343

Vitamins & Nutrition Products — 0.1%
NBTY, Inc. FRS BTL-B 5.00% due 05/05/2023	185,000	183,728

Total Loans (cost $168,248,878)		165,690,465

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
City of Buenos Aires Argentina Senior Notes 7.50% due 06/01/2027*	250,000	260,625
Republic of Argentina Senior Notes 6.25% due 04/22/2019*	435,000	453,487
Republic of Argentina Senior Notes 6.88% due 04/22/2021*	430,000	458,595
Republic of Argentina Senior Notes 7.13% due 07/06/2036*	755,000	755,000

Total Foreign Government Obligations (cost $1,878,856)		1,927,707

COMMON STOCKS†(1)(4) — 0.0%
Multimedia — 0.0%
Haights Cross Communication, Inc. (cost $167,305)	19,388	0

PREFERRED SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
GMAC Capital Trust I FRS Series 2 (cost $1,191,988)	46,500	1,154,130

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Super Regional — 0.0%
SunTrust Banks, Inc. FRS Junior Sub. Notes 5.63% due 12/15/2019(12)	110,000	110,550

Diversified Banking Institutions — 0.3%
Citigroup, Inc. FRS Junior Sub. Notes Series T 6.25% due 08/15/2026(12)	845,000	868,237
JPMorgan Chase & Co. FRS Junior Sub. Notes Series Z 5.30% due 05/01/2020(12)	110,000	109,588

		977,825

Insurance-Multi-line — 0.2%
Voya Financial, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053	600,000	565,500

Total Preferred Securities/Capital Securities (cost $1,701,922)		1,653,875

WARRANTS†(1)(4)(13) — 0.2%
Television — 0.2%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	332	383,702
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	328	379,080

Total Warrants (cost $0)		762,782

Total Long-Term Investment Securities (cost $307,203,790)		302,137,412

TOTAL INVESTMENTS (cost $307,203,790)(8)	98.8%	302,137,412
Other assets less liabilities	1.2	3,559,550

NET ASSETS	100.0%	$305,696,962

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $54,838,046 representing 17.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $1,099,382 representing 0.4% of net assets.

(2)	Company has filed for bankruptcy protection.

(3)	Security in default of interest.

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(5)	Security in default of interest and principal at maturity.

(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(8)	See Note 3 for cost of investments on a tax basis.

(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(12)	Perpetual maturity — maturity date reflects the next call date.

(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/1/2011	332	$0	$383,702	$1,155.73	0.13%
ION Media
Networks, Inc.
Expires 12/18/2016	11/11/2010	327	0
(strike price $0.01)	03/01/2011	1	0

		328	0	379,080	1,155.73	0.12

				$762,782		0.25%

BTL	Bank Term Loan

DIP	Debtor-in-possession

FRS	Floating Rate Security

VRS	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$1,934,397	$336,600	$2,270,997
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	105,172,428	—	105,172,428
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	23,505,028	—	23,505,028
Loans:
Building-Residential/Commercial	—	—	0	0
Cable/Satelliete TV	—	2,969,771	—	2,969,771
Oil & Gas Drilling	—	349,000	71,187	420,187
Other Industries	—	162,300,507	—	162,300,507
Foreign Government Obiligations	—	1,927,707	—	1,927,707
Common Stocks	—	—	0	0
Preferred Securities	1,154,130	—	—	1,154,130
Preferred Securities/Capital Securities	—	1,653,875	—	1,653,875
Warrants	—	—	762,782	762,782

Total Investments at Value	$1,154,130	$299,812,713	$1,170,569	$302,137,412

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2016 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2016, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(1)
Strategic Bond	$1,021,239	$—

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase agreements

As of June 30, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	4.48%	$11,317,000
Strategic Bond	1.07	2,693,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated June 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $252,517,000, a repurchase price of $252,517,070, and a maturity date of July 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	8/15/2021	$195,355,000	$207,223,207
U.S. Treasury Notes	2.25	7/31/2021	47,135,000	50,344,139

Note 3. Federal Income Taxes

As of June 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Unrealized Gain/(Loss) Net	Cost of Investments
U.S. Government Securites	$10,460,867	$(1,940,419)	$8,520,448	$179,261,124
Strategic Bond	10,768,937	(13,318,730)	(2,549,793)	410,324,407
Flexible Credit Bond	3,941,549	(9,431,090)	(5,489,541)	307,626,953

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 26, 2016